Employee benefits - Summary of Weighted-Average Actuarial Assumptions Used to Determine the Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2026	Mar. 31, 2025
Japanese Defined Benefit Plans [Member]
Disclosure of significant weighted average actuarial assumptions used to determine the present value of defined benefit obligations explanatory [Line Items]
Actuarial assumption of discount rates	3.10%	2.10%
Foreign Defined Benefit Plan [Member]
Disclosure of significant weighted average actuarial assumptions used to determine the present value of defined benefit obligations explanatory [Line Items]
Actuarial assumption of discount rates	4.50%	4.10%